Document And Entity Information	Nov. 09, 2020
Document Information [Line Items]
Entity, Registrant Name	PRESIDIO PROPERTY TRUST, INC.
Document, Type	8-K
Document, Period End Date	Nov. 09, 2020
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-34049
Entity, Tax Identification Number	33-0841255
Entity, Address, Address Line One	4995 Murphy Canyon Road, Suite 300
Entity, Address, City or Town	San Diego
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92123
City Area Code	(760)
Local Phone Number	471-8536
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Series A Common Stock
Trading Symbol	SQFT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001080657